Leases and Restricted Cash (Details Textual)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Teekay Nakilat Corporation [Member]	Dec. 31, 2011 Teekay BLT Corporation [Member]	Dec. 31, 2011 Teekay Tangguh Borrower LLC [Member] USD ($)	Dec. 31, 2011 RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2010 RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2011 Suezmax Tankers [Member] USD ($)	Dec. 31, 2011 Madrid Spirit [Member] USD ($)	Dec. 31, 2011 Madrid Spirit [Member] EUR (€)	Dec. 31, 2010 Madrid Spirit [Member] USD ($)	Dec. 31, 2010 Madrid Spirit [Member] EUR (€)	Dec. 31, 2011 Tangguh LNG Carrier [Member] USD ($)
Leases and restricted cash (Textual) [Abstract]
Ownership interest held by partnership			70.00%	69.00%	99.00%
Tax Indemnification					$ 9,900,000	$ 16,100,000
Capital lease arrangement period						30 years
Percentage of partnership joint ventures partners share						30.00%
Weighted average interest rate on lease						5.20%		7.40%
Approximate capital leases future minimum payments due						1,000,000,000		201,100,000
Restricted cash on deposits	16,900,000	12,300,000				476,100,000	477,200,000		0	0	82,600,000	61,700,000
Restricted cash on deposits for Drydocking expenditures and emergency	2,600,000
Interest expenses included in capital lease payment obligation						529,700,000		25,450,000
Weighted average interest rates earned on deposit						0.30%	0.40%		5.00%	5.00%	5.00%	5.00%
Percentage of ownership interest held by Teekay Tangguh Borrower LLC in Teekay BLT Corporation				70.00%
2012													38,500,000
2013													38,500,000
2014													38,500,000
2015													38,500,000
2016													38,500,000
Leases and Restricted Cash (Additional Textual) [Abstract]
Term of operating leases	20 years
Head Lease receipts	120,100,000
Sublease payments	66,000,000
Deferred head lease receipts	35,300,000
Minimum scheduled future revenues, 2012	350,900,000
Minimum scheduled future revenues, 2013	349,900,000
Minimum scheduled future revenues, 2014	349,900,000
Minimum scheduled future revenues, 2015	346,700,000
Minimum scheduled future revenues, 2016	$ 321,600,000
Term of net direct financing leases	20 years